Shareholder Report, Holdings (Details) - Wilshire Global Allocation Fund	Jun. 30, 2024
Wilshire International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Wilshire Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Wilshire Large Company Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Wilshire Large Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Vanguard Total International Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Vanguard Mega Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Emerging Markets Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Vanguard Long-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Wilshire Small Company Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Wilshire Small Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	100.00%